Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JOHCM FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND (the “Fund”)
Institutional Shares, Advisor Shares, Investor Shares, Class Z Shares
Supplement dated June 30, 2023
to the Prospectus dated January 27, 2023 (as supplemented thereafter)
On June 30, 2023, the Board of Trustees of JOHCM Funds Trust (the “Trust”) approved a Supplemental Expense Limitation Agreement by and among the Trust, on behalf of the Fund, and JOHCM (USA) Inc (the “Adviser”) effective as of July 1, 2023 through January 28, 2026 (the “Supplemental Agreement”). The Trust’s statutory prospectus is hereby revised to reflect the terms of the Supplemental Agreement, as described in further detail below.
The “Annual Fund Operating Expenses” and “Example” tables found in the “FUND SUMMARY” of the Fund’s Prospectus are restated as follows:

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%		0.75%		0.75%		0.75%
Distribution (Rule 12b‑1) Fees	None		0.10%		0.25%		None
Other Expenses[1]	2.29%		2.29%		2.29%		2.29%
Total Annual Fund Operating Expenses	3.04%		3.14%		3.29%		3.04%
Fee Waivers and Reimbursements[2]	(2.54%	)	(2.54%	)	(2.54%	)	(2.54%	)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.50%		0.60%		0.75%		0.50%
[1]	Restated to reflect current expenses.
[2]
JOHCM (USA) Inc (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.50%, 0.60%, 0.75%, and 0.50% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until January 28, 2026. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees, and certain amounts waived or reimbursed may be recaptured by the Adviser after January 28, 2026, as described in more detail under “MANAGEMENT OF THE FUNDS – Fund Recoupment Arrangements” in the Fund’s prospectus.

	1 year	3 years	5 years	10 years
Institutional Shares	$51	$440	$1,130	$2,978
Advisor Shares	$61	$471	$1,181	$3,075
Investor Shares	$77	$517	$1,257	$3,220
Class Z Shares	$51	$440	$1,130	$2,978

JOHCM International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JOHCM FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND (the “Fund”)
Institutional Shares, Advisor Shares, Investor Shares, Class Z Shares
Supplement dated June 30, 2023
to the Prospectus dated January 27, 2023 (as supplemented thereafter)
On June 30, 2023, the Board of Trustees of JOHCM Funds Trust (the “Trust”) approved a Supplemental Expense Limitation Agreement by and among the Trust, on behalf of the Fund, and JOHCM (USA) Inc (the “Adviser”) effective as of July 1, 2023 through January 28, 2026 (the “Supplemental Agreement”). The Trust’s statutory prospectus is hereby revised to reflect the terms of the Supplemental Agreement, as described in further detail below.
The “Annual Fund Operating Expenses” and “Example” tables found in the “FUND SUMMARY” of the Fund’s Prospectus are restated as follows:

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%		0.75%		0.75%		0.75%
Distribution (Rule 12b‑1) Fees	None		0.10%		0.25%		None
Other Expenses[1]	2.29%		2.29%		2.29%		2.29%
Total Annual Fund Operating Expenses	3.04%		3.14%		3.29%		3.04%
Fee Waivers and Reimbursements[2]	(2.54%	)	(2.54%	)	(2.54%	)	(2.54%	)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.50%		0.60%		0.75%		0.50%
[1]	Restated to reflect current expenses.
[2]
JOHCM (USA) Inc (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.50%, 0.60%, 0.75%, and 0.50% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until January 28, 2026. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees, and certain amounts waived or reimbursed may be recaptured by the Adviser after January 28, 2026, as described in more detail under “MANAGEMENT OF THE FUNDS – Fund Recoupment Arrangements” in the Fund’s prospectus.

	1 year	3 years	5 years	10 years
Institutional Shares	$51	$440	$1,130	$2,978
Advisor Shares	$61	$471	$1,181	$3,075
Investor Shares	$77	$517	$1,257	$3,220
Class Z Shares	$51	$440	$1,130	$2,978

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2026
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
JOHCM International Opportunities Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.04%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.54%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.50%
1 year	rr_ExpenseExampleYear01	$ 51
3 years	rr_ExpenseExampleYear03	440
5 years	rr_ExpenseExampleYear05	1,130
10 years	rr_ExpenseExampleYear10	$ 2,978
JOHCM International Opportunities Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	2.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.14%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.54%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.60%
1 year	rr_ExpenseExampleYear01	$ 61
3 years	rr_ExpenseExampleYear03	471
5 years	rr_ExpenseExampleYear05	1,181
10 years	rr_ExpenseExampleYear10	$ 3,075
JOHCM International Opportunities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.29%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.54%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	$ 77
3 years	rr_ExpenseExampleYear03	517
5 years	rr_ExpenseExampleYear05	1,257
10 years	rr_ExpenseExampleYear10	$ 3,220
JOHCM International Opportunities Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.04%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.54%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.50%
1 year	rr_ExpenseExampleYear01	$ 51
3 years	rr_ExpenseExampleYear03	440
5 years	rr_ExpenseExampleYear05	1,130
10 years	rr_ExpenseExampleYear10	$ 2,978

[1]	Restated to reflect current expenses.
[2]
JOHCM (USA) Inc (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.50%, 0.60%, 0.75%, and 0.50% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until January 28, 2026. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees, and certain amounts waived or reimbursed may be recaptured by the Adviser after January 28, 2026, as described in more detail under “MANAGEMENT OF THE FUNDS – Fund Recoupment Arrangements” in the Fund’s prospectus.